Leases - Additional Information (Detail) $ in Thousands						3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2022	Jun. 09, 2020	Jun. 01, 2020	Aug. 31, 2018	Jan. 12, 2018 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Lessee, Lease, Description [Line Items]
Lease Expiration Month And Year	2023-04	2022-04	2025-06	2020-10
Percentage of annual increase in rent	5.00%		6.67%		3.00%
Tenant incentive allowance					$ 842,000
Lease Expiration Date			Jun. 29, 2025
Annual Lease Payments Description								The annual lease payments are fixed for years 1 and 2, and then subject to a 6.67% increase for years 3 through 5		The annual lease payments are fixed for years 1 and 2, and then subject to a 6.67% increase for years 3 through 5
Operating leases and Rent expenses						$ 706,000	$ 831,000	$ 2,088,000	$ 2,493,000	$ 3,167	$ 2,648,000
Weighted average remaining lease						9 months 18 days	1 year	9 months 18 days	1 year	10 months 24 days		9 months 18 days	10 months 24 days
Weighted average incremental borrowing rate						15.59%	10.51%	15.59%	10.51%	10.58%		15.59%	10.58%
Impairment of right of use assets						$ 940,000				$ 0	0
Restricted Cash [Member]
Lessee, Lease, Description [Line Items]
Security Deposit						$ 283,000		$ 283,000		283,000	283,000
Other Noncurrent Assets [Member]
Lessee, Lease, Description [Line Items]
Security Deposit												$ 27	$ 27	$ 27
Cambridge, Massachusetts
Lessee, Lease, Description [Line Items]
Lease Expiration Month And Year					2023-01
Cambridge, Massachusetts | Restricted Cash [Member]
Lessee, Lease, Description [Line Items]
Security Deposit										$ 209,000	$ 209,000